Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,271	$ 10,713	$ 10,446	$ 11,499	$ 11,243	$ 11,018	$ 10,349	$ 10,236	$ 9,899	$ 9,998	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,854	10,375	10,187	11,284	11,086	10,940	10,337	10,286	10,007	10,168	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,172,916	1,112,314	1,082,163	1,188,984	1,160,768	1,135,825	1,065,445	1,052,151	1,016,025	1,025,638	1,000,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,862	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,274,447	1,214,540	1,164,612	1,274,801	1,250,104	1,191,873	1,098,302	1,085,980	1,028,651	1,030,957	1,000,000
Bloomberg California Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Account Value	$ 12,150	11,747	11,356	12,119	12,109	11,542	10,762	10,620	10,166	10,285	10,000
Bloomberg California Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Account Value	$ 12,150	11,747	11,356	12,119	12,109	11,542	10,762	10,620	10,166	10,285	10,000
Bloomberg California Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Account Value	$ 1,215,218	$ 1,174,822	$ 1,135,799	$ 1,212,032	$ 1,211,138	$ 1,154,290	$ 1,076,286	$ 1,062,034	$ 1,016,520	$ 1,028,326	$ 1,000,000